UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Springbok Capital Management, LLC

Address:  650 Fifth Avenue, 6th Floor
          New York, New York 10019

13F File Number:  028-12257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Trevor E. Cohen
Title:    Chief Operating Officer
Phone:    212-259-5117


Signature, Place and Date of Signing:

  /s/ Trevor E. Cohen              New York, NY                May 15, 2007
-----------------------     --------------------------     ---------------------
      [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        28

Form 13F Information Table Value Total:  $299,214
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number                 Name

    1     028-12256                         Springbok Capital Master Fund, LP

                                                     FORM 13F INFORMATION TABLE
         COLUMN 1:               COLUMN 2:     COLUMN 3:   COL 4:         COLUMN 5:         COLUMN 6:       COL 7:     COLUMN 8:

                                 TITLE OF                   VALUE     SHRS OR   SH/  PUT/     INVESTMENT    OTHER   VOTING AUTHORITY
       NAME OF ISSUER             CLASS          CUSIP     [X1000]    PRN AMT   PRN  CALL     DISCRETION    MNGRS   SOLE    SHARED
AMERICAN TOWER CORP            CL A            029912201     9,198     236,143   SH         SHARED-DEFINED    1              236,143
AMERIPRISE FINL INC            COM             03076C106    11,727     205,240   SH         SHARED-DEFINED    1              205,240
ANNTAYLOR STORES CORP          COM             036115103     7,756     200,000   SH         SHARED-DEFINED    1              200,000
ASE TEST LTD                   ORD             Y02516105     3,460     304,073   SH         SHARED-DEFINED    1              304,073
BRISTOW GROUP INC              COM             110394103     9,113     250,000   SH         SHARED-DEFINED    1              250,000
CHIPMOS TECH BERMUDA LTD       SHS             G2110R106    15,079   2,182,206   SH         SHARED-DEFINED    1            2,182,206
CONOCOPHILLIPS                 COM             20825C104    16,672     243,914   SH         SHARED-DEFINED    1              243,914
CROWN HOLDINGS INC             COM             228368106    17,587     719,001   SH         SHARED-DEFINED    1              719,001
CVS CORP                       COM             126650100    15,534     455,000   SH         SHARED-DEFINED    1              455,000
FIRST DATA CORP                COM             319963104    13,702     509,350   SH         SHARED-DEFINED    1              509,350
GREAT WOLF RESORTS INC         COM             391523107    17,473   1,320,700   SH         SHARED-DEFINED    1            1,320,700
GULFPORT ENERGY CORP           COM NEW         402635304    13,138     983,400   SH         SHARED-DEFINED    1              983,400
HEWITT ASSOCS INC              COM             42822Q100    16,058     549,366   SH         SHARED-DEFINED    1              549,366
HOMEBANC CORP GA               COM             43738R109     6,137   1,758,400   SH         SHARED-DEFINED    1            1,758,400
HORIZON LINES INC              COM             44044K101    17,936     546,488   SH         SHARED-DEFINED    1              546,488
MARCHEX INC                    CL B            56624R108    10,438     681,333   SH         SHARED-DEFINED    1              681,333
MCDONALDS CORP                 COM             580135101     9,569     212,401   SH         SHARED-DEFINED    1              212,401
MI DEVS INC                    CL A SUB VTG    55304X104     9,730     260,219   SH         SHARED-DEFINED    1              260,219
QUADRAMED CORP                 COM             74730W101     3,128   1,028,890   SH         SHARED-DEFINED    1            1,028,890
REPUBLIC AWYS HLDGS INC        COM             760276105    11,725     510,669   SH         SHARED-DEFINED    1              510,669
RESOURCE CAP CORP              COM             76120W302       228      14,129   SH         SHARED-DEFINED    1               14,129
SBA COMMUNICATIONS CORP        COM             78388J106    10,143     343,233   SH         SHARED-DEFINED    1              343,233
SILICON GRAPHICS INC           COM NEW         827056300     3,885     128,890   SH         SHARED-DEFINED    1              128,890
TAL INTL GROUP INC             COM             874083108     7,905     329,379   SH         SHARED-DEFINED    1              329,379
TEEKAY SHIPPING MARSHALL ISL   COM             Y8564W103    17,245     318,700   SH         SHARED-DEFINED    1              318,700
ZILA INC                       COM PAR $0.01   989513205     1,952     929,400   SH         SHARED-DEFINED    1              929,400
CVS CORP                       COM             126650100    19,508     571,400       CALL   SHARED-DEFINED    1              571,400
INTEROIL CORP                  COM             460951106     3,192     120,000       CALL   SHARED-DEFINED    1              120,000
                                                           299,214





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